Discontinued operations - Results of discontinued operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Results of discontinued operations:
Net revenues	¥ 4,807	¥ 17,768
Cost of revenues	(280)	(627)
Gross profit	4,527	17,141
Operating expenses :
Selling and marketing expenses	(6,800)	(30,065)
General and administrative expenses	(1,368)	(1,077)
Total operating expense	(8,168)	(31,142)
Loss from operations	(3,641)	(14,001)
Other expenses:
Interest expenses, net	(676)	(924)
Gain from disposal of discontinued operations	771	0
Others, net	(66)	(52)
Loss from discontinued operations before income taxes	(3,612)	(14,977)
Income tax expense	0	0
Net loss from discontinued operations	¥ (3,612)	¥ (14,977)